UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23195

Nuveen Credit Opportunities 2022 Target Term Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:       September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JCO

Nuveen Credit Opportunities 2022 Target Term Fund
Portfolio of Investments	September 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	LONG-TERM INVESTMENTS – 131.3% (98.8% of Total Investments)

	VARIABLE RATE SENIOR LOAN INTERESTS – 29.5% (22.2% of Total Investments) (2)

	Aerospace & Defense – 3.1% (2.4% of Total Investments)

$2,659	Sequa Corporation, Term Loan, First Lien	6.814%	LIBOR	5.500%	11/28/21	B	$2,682,221
1,918	Sequa Corporation, Term Loan, Second Lien	10.314%	LIBOR	9.000%	4/26/22	CCC	1,971,000
3,972	Transdigm, Inc., Tranche D, Term Loan	4.235%	LIBOR	3.000%	6/04/21	Ba2	3,986,676
8,549	Total Aerospace & Defense						8,639,897

	Auto Components – 1.6% (1.2% of Total Investments)

1,990	American Tire Distributors, Inc., Term Loan, First Lien	5.485%	LIBOR	4.250%	9/01/21	B–	2,010,937
2,362	Federal-Mogul Corporation, Tranche C, Term Loan	4.980%	LIBOR	3.750%	4/15/21	B1	2,378,803
4,352	Total Auto Components						4,389,740

	Commercial Services & Supplies – 4.1% (3.1% of Total Investments)

3,482	iQor US, Inc., Term Loan, First Lien	6.299%	LIBOR	5.000%	4/01/21	B	3,459,418
3,482	Monitronics International, Inc., Term Loan B2, First Lien	6.833%	LIBOR	5.500%	9/30/22	B2	3,464,129
4,468	Skillsoft Corporation, Initial Term Loan, First Lien	5.985%	LIBOR	4.750%	4/28/21	B–	4,235,335
11,432	Total Commercial Services & Supplies						11,158,882

	Diversified Consumer Services – 0.9% (0.7% of Total Investments)

2,487	Weight Watchers International, Inc., Term Loan B2	4.550%	LIBOR	3.250%	4/02/20	B	2,461,662

	Diversified Financial Services – 1.3% (0.9% of Total Investments)

3,411	Ocwen Financial Corporation, Term Loan B, First Lien	6.231%	LIBOR	5.000%	12/05/20	B+	3,410,318

	Equity Real Estate Investment Trusts – 1.2% (0.9% of Total Investments)

3,641	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien	4.985%	LIBOR	3.750%	12/18/20	Caa2	3,351,288

	Food & Staples Retailing – 0.9% (0.7% of Total Investments)

2,500	Rite Aid Corporation, Tranche 1, Term Loan, Second Lien	5.990%	LIBOR	4.750%	8/21/20	BB	2,523,962

	Health Care Equipment & Supplies – 0.8% (0.6% of Total Investments)

2,243	Onex Carestream Finance LP, Term Loan, First Lien	5.333%	LIBOR	4.000%	6/07/19	B+	2,249,063

	Hotels, Restaurants & Leisure – 0.8% (0.6% of Total Investments)

2,169	LA Fitness International LLC, Term Loan B	4.735%	N/A	N/A	7/01/20	N/R	2,184,087

	Insurance – 0.9% (0.6% of Total Investments)

2,309	Hub International Holdings, Inc., Initial Term Loan, (DD1)	4.312%	LIBOR	3.000%	10/02/20	B1	2,327,443

	Machinery – 0.7% (0.5% of Total Investments)

1,989	NN, Inc., 5 Year Term Loan	5.485%	LIBOR	4.250%	10/19/22	B+	2,004,314

	Media – 3.2% (2.4% of Total Investments)

1,990	Affinion Group Holdings, Inc., Term Loan, First Lien	9.059%	LIBOR	7.750%	5/10/22	B2	1,988,338
1,990	Getty Images, Inc., Term Loan B, First Lien	4.833%	LIBOR	3.500%	10/18/19	B3	1,727,084
2,985	McGraw-Hill Education Holdings LLC, Term Loan B	5.235%	LIBOR	4.000%	5/02/22	BB	2,938,248
2,254	Springer Science & Business Media, Inc., Term Loan B9, First Lien	4.735%	LIBOR	3.500%	8/14/20	B	2,263,580
9,219	Total Media						8,917,250

	Oil, Gas & Consumable Fuels – 0.8% (0.6% of Total Investments)

3,000	Fieldwood Energy LLC, Term Loan, Second Lien	8.458%	LIBOR	7.125%	9/30/20	B–	2,100,000

NUVEEN	1

JCO	Nuveen Credit Opportunities 2022 Target Term Fund
	Portfolio of Investments (continued)	September 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Pharmaceuticals – 0.7% (0.5% of Total Investments)

$1,995	Pharmaceutical Product Development, Inc., Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	Ba3	$2,007,157

	Professional Services – 0.7% (0.5% of Total Investments)

1,924	Ceridian Corporation, Term Loan B2	4.737%	LIBOR	3.500%	9/15/20	Ba3	1,924,664

	Software – 5.5% (4.2% of Total Investments)

1,985	Blackboard, Inc., Term Loan B4	6.304%	LIBOR	5.000%	6/30/21	B+	1,914,248
4,232	Compuware Corporation, Term Loan B2, First Lien	5.490%	LIBOR	4.250%	12/15/21	B	4,285,204
1,913	Ellucian, Term Loan B, First Lien	4.583%	LIBOR	3.250%	9/30/22	B	1,912,968
3,982	Informatica Corp.,Term Loan B	4.833%	LIBOR	3.500%	8/05/22	B	3,991,048
3,099	Tibco Software, Inc., Term Loan, First Lien	4.740%	LIBOR	3.500%	12/04/20	B1	3,113,896
15,211	Total Software						15,217,364

	Technology Hardware, Storage & Peripherals – 0.9% (0.7% of Total Investments)

2,487	Dell Software Group, Term Loan B	7.235%	LIBOR	6.000%	10/31/22	B1	2,527,730

	Wireless Telecommunication Services – 1.4% (1.1% of Total Investments)

4,000	Syniverse Holdings, Inc., Initial Term Loan B, First Lien	4.311%	LIBOR	3.000%	4/23/19	B	3,880,000
$82,918	Total Variable Rate Senior Loan Interests (cost $81,649,706)						81,274,821

Principal Amount (000)	Description (1)	Coupon			Maturity	Ratings (4)	Value

	CORPORATE BONDS – 101.8% (76.6% of Total Investments)

	Aerospace & Defense – 3.4% (2.5% of Total Investments)

$3,000	Bombardier Inc., 144A	8.750%			12/01/21	B	$3,216,000
4,000	CBC Ammo LLC/ CBC FinCo, Inc., 144A	7.250%			11/15/21	BB	4,040,000
2,000	DAE Funding LLC, 144A	4.500%			8/01/22	BB	2,049,750
9,000	Total Aerospace & Defense						9,305,750

	Airlines – 0.6% (0.4% of Total Investments)

1,500	American Airlines Group Inc., 144A	4.625%			3/01/20	BB–	1,543,125

	Chemicals – 6.3% (4.7% of Total Investments)

2,250	CF Industries Inc.	7.125%			5/01/20	BB+	2,497,500
1,500	Huntsman International LLC	4.875%			11/15/20	BB	1,588,125
2,000	Kissner Group Holdings LP, 144A	8.375%			12/01/22	B	2,020,000
2,000	Momentive Performance Materials Inc.	3.880%			10/24/21	B–	2,021,900
3,500	Platform Specialty Products Corporation, 144A	6.500%			2/01/22	B+	3,626,875
3,000	TPC Group Inc., 144A	8.750%			12/15/20	B3	2,910,000
2,500	Tronox Finance LLC, 144A	7.500%			3/15/22	B–	2,634,375
16,750	Total Chemicals						17,298,775

	Commercial Services & Supplies – 3.9% (3.0% of Total Investments)

4,000	ADT Corporation	6.250%			10/15/21	BB–	4,435,000
2,000	APX Group, Inc.	8.750%			12/01/20	CCC	2,062,500
4,000	APX Group, Inc.	7.875%			12/01/22	B1	4,350,000
10,000	Total Commercial Services & Supplies						10,847,500

	Construction & Engineering – 2.2% (1.7% of Total Investments)

2,000	Great Lakes Dredge & Dock Corporation	8.000%			5/15/22	B–	2,075,000
4,000	Michael Baker International LLC / CDL Acquisition Company Inc., 144A	8.250%			10/15/18	B–	4,005,000
6,000	Total Construction & Engineering						6,080,000

	Construction Materials – 1.1% (0.8% of Total Investments)

3,000	Gates Global LLC, 144A	6.000%			7/15/22	B	3,082,500

2	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Consumer Finance – 1.4% (1.1% of Total Investments)

$2,000	Navient Corporation	6.500%	6/15/22	BB	$2,121,240
2,000	TMX Finance LLC, 144A	8.500%	9/15/18	B–	1,850,000
4,000	Total Consumer Finance				3,971,240

	Containers & Packaging – 1.6% (1.2% of Total Investments)

4,303	Cascades Inc., 144A	5.500%	7/15/22	BB–	4,464,363

	Diversified Consumer Services – 0.6% (0.4% of Total Investments)

1,500	Harland Clarke Holdings, 144A	6.875%	3/01/20	BB–	1,545,000

	Diversified Financial Services – 3.3% (2.5% of Total Investments)

2,000	Abe Investment Holdings Inc/ Getty Images, Inc., 144A	10.500%	10/16/20	B3	1,930,000
3,500	Jefferies Finance LLC Corporation, 144A	7.375%	4/01/20	BB–	3,609,375
1,000	Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp., 144A	5.250%	3/15/22	BB	1,030,000
1,500	Nationstar Mortgage LLC Capital Corporation	7.875%	10/01/20	B+	1,533,750
1,000	Nationstar Mortgage LLC Capital Corporation	6.500%	7/01/21	B+	1,020,000
9,000	Total Diversified Financial Services				9,123,125

	Diversified Telecommunication Services – 5.8% (4.4% of Total Investments)

3,500	CenturyLink Inc.	6.450%	6/15/21	BB+	3,641,855
500	Cogent Communications Finance Inc., 144A	5.625%	4/15/21	B–	512,500
4,000	IntelSat Jackson Holdings	7.250%	10/15/20	CCC+	3,850,000
3,000	IntelSat Jackson Holdings	7.500%	4/01/21	CCC+	2,842,500
2,000	Level 3 Communications Inc.	5.750%	12/01/22	BB–	2,065,000
3,000	SBA Communications Corporation, 144A, (WI/DD)	4.000%	10/01/22	B+	3,000,000
16,000	Total Diversified Telecommunication Services				15,911,855

	Electrical Equipment – 1.1% (0.9% of Total Investments)

3,000	Park Aerospace Holdings Limited, 144A	5.250%	8/15/22	BB	3,116,625

	Energy Equipment & Services – 2.5% (1.9% of Total Investments)

3,000	Bristow Group, Inc.	6.250%	10/15/22	B–	2,097,450
3,000	NGPL PipeCo LLC, 144A	4.375%	8/15/22	BB+	3,112,500
2,000	Parker Drilling Company	7.500%	8/01/20	B–	1,775,000
8,000	Total Energy Equipment & Services				6,984,950

	Equity Real Estate Investment Trusts – 1.5% (1.1% of Total Investments)

4,000	iStar Inc.	6.000%	4/01/22	BB	4,140,000

	Food & Staples Retailing – 1.1% (0.8% of Total Investments)

3,000	Rite Aid Corporation	6.750%	6/15/21	B	3,101,250

	Food Products – 0.4% (0.3% of Total Investments)

1,000	B&G Foods Inc.	4.625%	6/01/21	B+	1,018,750

	Health Care Equipment & Supplies – 3.5% (2.6% of Total Investments)

3,000	Kinetics Concept/KCI USA, Inc., 144A	7.875%	2/15/21	B1	3,146,250
6,000	Tenet Healthcare Corporation	6.000%	10/01/20	BB–	6,394,260
9,000	Total Health Care Equipment & Supplies				9,540,510

	Health Care Providers & Services – 6.0% (4.5% of Total Investments)

3,000	Centene Corporation	4.750%	5/15/22	BB+	3,131,250
4,000	Community Health Systems, Inc.	5.125%	8/01/21	BB	3,950,000
4,500	HCA Inc.	6.500%	2/15/20	BBB–	4,899,375
4,600	IASIS Healthcare Capital Corporation	8.375%	5/15/19	CCC+	4,617,825
16,100	Total Health Care Providers & Services				16,598,450

NUVEEN	3

JCO	Nuveen Credit Opportunities 2022 Target Term Fund
	Portfolio of Investments (continued)	September 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Hotels, Restaurants & Leisure – 6.2% (4.7% of Total Investments)

$2,005	CCM Merger Inc., 144A	6.000%	3/15/22	B–	$2,072,909
2,750	Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 144A	6.750%	11/15/21	B+	2,884,063
4,000	MGM Resorts International Inc.	6.625%	12/15/21	BB	4,500,000
2,000	Scientific Games Corporation, 144A	7.000%	1/01/22	B+	2,122,500
5,000	Scientific Games International Inc.	10.000%	12/01/22	B–	5,537,500
15,755	Total Hotels, Restaurants & Leisure				17,116,972

	Household Durables – 1.6% (1.2% of Total Investments)

4,000	Beazer Homes USA, Inc.	8.750%	3/15/22	B3	4,430,000

	Independent Power & Renewable Electricity Producers – 0.9% (0.7% of Total Investments)

756	Dynegy Inc.	6.750%	11/01/19	B+	782,460
1,635	Talen Energy Supply LLC, 144A	4.625%	7/15/19	B–	1,614,562
2,391	Total Independent Power & Renewable Electricity Producers				2,397,022

	Insurance – 0.4% (0.3% of Total Investments)

1,000	Fidelity & Guaranty Life Holdings Inc., 144A	6.375%	4/01/21	Ba2	1,025,000

	Internet and Direct Marketing Retail – 0.8% (0.6% of Total Investments)

2,000	Netflix Incorporated	5.500%	2/15/22	B+	2,180,000

	Machinery – 1.8% (1.4% of Total Investments)

2,000	CNH Industrial Capital LLC	4.375%	4/05/22	BBB–	2,100,000
3,000	Navistar International Corporation	8.250%	11/01/21	B–	3,013,200
5,000	Total Machinery				5,113,200

	Media – 7.0% (5.3% of Total Investments)

2,000	Altice S.A, 144A	7.750%	5/15/22	B	2,122,500
5,013	Cablevision Systems Corporation	5.875%	9/15/22	B–	5,188,455
4,000	Cequel Communication Holdings I, 144A	5.125%	12/15/21	B	4,070,000
1,500	Clear Channel International BV, 144A	8.750%	12/15/20	BB–	1,575,000
5,000	Dish DBS Corporation	5.875%	7/15/22	Ba3	5,312,500
1,000	Sirius XM Radio Inc., 144A	3.875%	8/01/22	BB	1,022,700
18,513	Total Media				19,291,155

	Metals & Mining – 2.4% (1.8% of Total Investments)

2,500	First Quantum Minerals Limited, 144A	7.250%	5/15/22	B	2,571,875
4,000	Freeport McMoRan, Inc.	6.750%	2/01/22	BB+	4,170,000
6,500	Total Metals & Mining				6,741,875

	Mortgage Real Estate Investment Trusts – 0.8% (0.6% of Total Investments)

2,000	Starwood Property Trust	5.000%	12/15/21	BB–	2,087,500

	Oil, Gas & Consumable Fuels – 10.9% (8.2% of Total Investments)

2,000	Calumet Specialty Products	7.625%	1/15/22	CCC+	1,965,000
2,000	Cobalt International Energy, Inc., 144A	10.750%	12/01/21	N/R	1,940,000
2,000	Comstock Resources Inc.	10.000%	3/15/20	B3	1,990,000
2,000	Everest Acquisition LLC Finance	9.375%	5/01/20	Caa2	1,665,000
3,000	FTS International Inc., 144A (LIBOR reference rate +7.500% spread), (8)	8.746%	6/15/20	B+	3,048,750
3,000	Oasis Petroleum Inc.	6.500%	11/01/21	BB–	3,060,000
4,000	Peabody Securities Finance Corporation, 144A	6.000%	3/31/22	Ba3	4,130,000
4,500	Sanchez Energy Corporation	7.750%	6/15/21	B–	4,263,750
2,000	SM Energy Company	6.125%	11/15/22	B+	2,005,000
2,000	Ultra Resources, Inc., 144A	6.875%	4/15/22	BB	2,040,000
4,000	Whiting Petroleum Corporation	5.000%	3/15/19	BB–	4,001,200
30,500	Total Oil, Gas & Consumable Fuels				30,108,700

4	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Pharmaceuticals – 1.9% (1.4% of Total Investments)

$3,000	Valeant Pharmaceuticals International, 144A	6.500%	3/15/22	BB–	$3,165,000
2,000	VP Escrow Corporation, 144A	6.375%	10/15/20	B–	2,001,880
5,000	Total Pharmaceuticals				5,166,880

	Professional Services – 2.3% (1.7% of Total Investments)

2,000	Ceridian HCN Holding Inc., 144A	11.000%	3/15/21	CCC	2,122,500
4,000	Nielsen Finance LLC Co, 144A	5.000%	4/15/22	BB+	4,145,000
6,000	Total Professional Services				6,267,500

	Road & Rail – 1.6% (1.2% of Total Investments)

4,000	Herc Rentals, Inc., 144A	7.500%	6/01/22	B+	4,325,000

	Semiconductors & Semiconductor Equipment – 2.4% (1.8% of Total Investments)

4,000	Advanced Micro Devices, Inc.	7.500%	8/15/22	B–	4,520,000
2,000	Amkor Technology Inc.	6.375%	10/01/22	BB	2,066,100
6,000	Total Semiconductors & Semiconductor Equipment				6,586,100

	Software – 5.1% (3.8% of Total Investments)

3,500	Balboa Merger Sub Inc., 144A	11.375%	12/01/21	CCC+	3,828,125
2,000	Blackboard Inc., 144A	9.750%	10/15/21	CCC+	1,785,000
1,000	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	1,023,750
4,500	Boxer Parent Company Inc./BMC Software, 144A	9.000%	10/15/19	CCC+	4,500,000
2,800	Infor Software Parent LLC and Infor Software Parent Inc., 144A	7.125%	5/01/21	CCC	2,849,840
13,800	Total Software				13,986,715

	Technology Hardware, Storage & Peripherals – 2.6% (2.0% of Total Investments)

3,000	Diamond 1 Finance Corporation / Diamond 2 Finance Corporation, 144A	5.875%	6/15/21	BB+	3,136,260
4,000	Seagate HDD Cayman, 144A	4.250%	3/01/22	Baa3	3,976,546
7,000	Total Technology Hardware, Storage & Peripherals				7,112,806

	Wireless Telecommunication Services – 6.8% (5.1% of Total Investments)

3,000	Hughes Satellite Systems Corporation	7.625%	6/15/21	BB–	3,406,560
5,000	Inmarsat Finance PLC, 144A	4.875%	5/15/22	BB+	5,100,000
6,500	Sprint Corporation	7.250%	9/15/21	B+	7,223,125
3,000	Syniverse Foreign Holdings Corporation, 144A	9.125%	1/15/22	B	3,052,500
17,500	Total Wireless Telecommunication Services				18,782,185
$272,112	Total Corporate Bonds (cost $277,977,190)				280,392,378
	Total Long-Term Investments (cost $359,626,896)				361,667,199

Shares	Description (1), (5)				Value

	SHORT-TERM INVESTMENTS – 1.5% (1.2% of Total Investments)

	INVESTMENT COMPANIES – 1.5% (1.2% of Total Investments)

4,224,990	BlackRock Liquidity Funds T-Fund Portfolio				$4,224,990
	Total Short-Term Investments (cost $4,224,990)				4,224,990
	Total Investments – (cost $363,851,886) – 132.8%				365,892,189
	Borrowings – (33.2)% (6), (7)				(91,400,000)
	Other Assets Less Liabilities – 0.4%				1,056,009
	Net Assets – 100%				$275,548,198

NUVEEN	5

JCO	Nuveen Credit Opportunities 2022 Target Term Fund
	Portfolio of Investments (continued)	September 30, 2017 (Unaudited)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$—	$81,274,821	$—	$81,274,821
Corporate Bonds	—	280,392,378	—	280,392,378

Short-Term Investments:
Investment Companies	4,224,990	—	—	4,224,990
Total	$4,224,990	$361,667,199	$—	$365,892,189

Income Tax Information

The following information is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

The table below presents the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis as of September 30, 2017.

Tax cost of investments	$363,851,886
Gross unrealized:
Appreciation	$4,400,671
Depreciation	(2,360,368)
Net unrealized appreciation (depreciation) of investments	$2,040,303

6	NUVEEN

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.

(2)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(3)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(6)	Borrowings as a percentage of Total Investments is 25.0%.

(7)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for Borrowings.

(8)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

DD1	Portion of investment purchased on a delayed delivery basis.

LIBOR	London Inter-Bank Offered Rate.

TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

WI/DD	Purchased on a when-issued or delayed delivery basis.

NUVEEN	7

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Credit Opportunities 2022 Target Term Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: November 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: November 29, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2017